Operating costs (Tables)	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of information about operating costs	4. Operating costs
The composition of operating costs for the three years ended 30 June 2026 is set out in the table below:

	2026 $ million	2025 $ million	2024 $ million
Excise duties	8,119	7,719	7,622
Increase in inventories	(120)	(470)	(112)
Raw materials and consumables	4,678	5,119	4,892
Marketing	3,183	3,662	3,691
Other external charges	3,722	3,428	3,002
Staff costs	2,551	2,488	2,314
Depreciation, amortisation and impairment	2,480	1,718	493
(Gains)/losses on disposal of properties	(5)	(37)	1
Net foreign exchange losses	10	21	8
Other operating income	(12)	(19)	(21)
	24,606	23,629	21,890

Schedule of auditor fees	(b) Auditors fees
Other external charges include the fees of the principal auditor of the group,
PricewaterhouseCoopers LLP, and its affiliates (PwC) and are analysed below:

	2026 $ million	2025 $ million	2024 $ million
Audit of these financial statements(1)	9.6	9.7	7.7
Audit of financial statements of subsidiaries	4.6	7.0	8.2
Total audit fees	14.2	16.7	15.9
Audit related assurance services(2)	0.7	0.9	0.4
Other assurance services(3)	1.4	1.2	1.7
	16.3	18.8	18.0
(1)For the year ended 30 June 2026, in respect of reporting under section 404 of the US
Sarbanes-Oxley Act is reported on the line of ‘Audit of these financial statements'.
(2)Audit related assurance services are in respect of the interim review and other audit-
related services over financial information.
(3)Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
Under SEC regulations, the auditors' fees of $16.3 million (2025 - $18.8 million, 2024 - $18.0 million) is required to be presented as follows: audit fee of
$15.1 million (2025 - $18.0 million, 2024 - $17.0 million) and other audit related fee of $1.2 million (2025 - $0.8 million, 2024 - $1.0 million).
Schedule of additional information	(c) Staff costs and average number of employees

	2026 $ million	2025 $ million	2024 $ million
Aggregate remuneration
Wages and salaries	2,124	2,108	1,984
Share-based incentive plans	44	59	43
Employer’s social security	183	165	146
Employer’s pension
Defined benefit plans	122	79	72
Defined contribution plans	72	70	62
Other post-employment plans	6	7	7
	2,551	2,488	2,314
The average number of employees on a full-time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2026	2025	2024
North America	2,857	2,986	2,869
Europe	3,128	3,024	2,932
Asia Pacific	5,868	6,224	6,588
Latin America and Caribbean	1,560	1,597	1,650
Africa	1,920	2,848	3,290
SC&P	6,963	7,134	6,977
Corporate and other	5,642	6,047	6,061
	27,938	29,860	30,367

Schedule of exceptional operating items	(d) Exceptional operating items
Included in the table above are exceptional operating items as follows:

	2026 $ million	2025 $ million	2024 $ million
Depreciation, amortisation and impairment
Brand, goodwill, other intangibles, investments in associates and other investments impairment charges/(income)	1,379	796	(231)
Tangible asset impairment and accelerated depreciation	352	174	46
Staff costs	526	84	2
Other external charges	270	342	127
Other operating income	—	(27)	—
Total exceptional operating items (note 3)	2,527	1,369	(56)
Cost of sales	31	75	57
Other operating expenses/(income)	2,496	1,294	(113)